CONTRACTUAL RIGHTS AND OBLIGATIONS - Contractual obligations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contractual Obligations [Line Items]
Borrowings	$ 842.4	$ 863.4
Interest payments related to scheduled interest fixing	121.1	97.2
Estimated variable interest payments	9.6	34.1
Newbuilding installments	100.6	51.2
Committed scrubber installations	4.9	32.0
Trade payables and other obligations	42.7	76.3
Total	1,121.3	1,154.2
2021
Contractual Obligations [Line Items]
Borrowings	101.8	101.2
Interest payments related to scheduled interest fixing	32.3	33.8
Estimated variable interest payments	0.2	4.3
Newbuilding installments	62.5	51.2
Committed scrubber installations	4.9	32.0
Trade payables and other obligations	42.7	76.3
Total	244.4	298.8
2022
Contractual Obligations [Line Items]
Borrowings	101.9	326.9
Interest payments related to scheduled interest fixing	25.3	25.4
Estimated variable interest payments	0.4	6.7
Newbuilding installments	38.1	0.0
Committed scrubber installations	0.0	0.0
Trade payables and other obligations	0.0	0.0
Total	165.7	359.0
2023
Contractual Obligations [Line Items]
Borrowings	102.1	119.5
Interest payments related to scheduled interest fixing	21.1	13.1
Estimated variable interest payments	0.6	4.4
Newbuilding installments	0.0	0.0
Committed scrubber installations	0.0	0.0
Trade payables and other obligations	0.0	0.0
Total	123.8	137.0
2024
Contractual Obligations [Line Items]
Borrowings	114.4	30.8
Interest payments related to scheduled interest fixing	17.6	10.0
Estimated variable interest payments	0.9	3.6
Newbuilding installments	0.0	0.0
Committed scrubber installations	0.0	0.0
Trade payables and other obligations	0.0	0.0
Total	132.9	44.4
2025
Contractual Obligations [Line Items]
Borrowings	106.9	82.8
Interest payments related to scheduled interest fixing	12.4	8.0
Estimated variable interest payments	1.4	3.5
Newbuilding installments	0.0	0.0
Committed scrubber installations	0.0	0.0
Trade payables and other obligations	0.0	0.0
Total	120.7	94.3
Thereafter
Contractual Obligations [Line Items]
Borrowings	315.3	202.2
Interest payments related to scheduled interest fixing	12.4	6.9
Estimated variable interest payments	6.1	11.6
Newbuilding installments	0.0	0.0
Committed scrubber installations	0.0	0.0
Trade payables and other obligations	0.0	0.0
Total	$ 333.8	$ 220.7